SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

NOTE 14 - SHARE BASED COMPENSATION

On July 17, 2015, the Corporation approved the long-term employment agreement of Dr. Paul Averback as President and Chief Executive Officer. The employment agreement retains the services of Dr. Averback for an initial period of seven years. Dr Averback has agreed to forgo his salary until the Company receives a significant increase in its financing to expand its operations and execute its business plans. Dr. Averback received 3,000,000 restricted shares in July, 2015 and shall receive 250,000 restricted stock each month for the duration of the contract, totaling up to 21,000,000 restricted shares, in lieu of cash salary. The Corporation determined that a grant date for all the restricted shares occurred on July 17, 2015 and established the fair value of each share at $1.36. The Corporation is recording the expense on a pro-rata basis and recorded an expense of $86,749 in 2022.  After the corporation raised gross proceeds of approximately $6,400,000 before deducting fees and other offering expenses in March, 2022. Dr. Averback received a total of $660,000 compensation by December 31, 2022, as reward for his service. Although the employment agreement expired, the Company continued to retain Dr. Averback for his services, and have operated under an implied contract month-to-month, and a new agreement will be established.  Dr.Averback received total $157,000 compensation by December 31, 2023 as a bonus, and 3 Million restricted shares are owed to Dr. Averback in compensation for 2023 pursuant to the implied contract, at a value of $1,754,513, and Dr. Averback is owed 1.5 Million restricted shares as back pay, at a value of $1,455,000.  The value of these shares totals $3,209,513, in which $2,053,869 was attributable to G&A, and $1,155,644 was attributable to R&D.

The stock and stock option-based compensation expense to the directors and employees are disaggregated in the statements of operations and comprehensive loss for the years ended December 31, 2023, 2022 and 2021, as follows:

In Thousands of US Dollars
Functional Expense Category	2023	2022	2021
General and administrative expense	$2,126	$417	$2,124
Research and development expense	1,231	175	479
Total	$3,357	$592	$2,603